Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 11, 2024
Entity Registrant Name	dei_EntityRegistrantName	Spend Life Wisely Funds Investment Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001524348
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 19, 2024
Prospectus Date	rr_ProspectusDate	Dec. 19, 2024
FUND SUMMARY: Wisdom Short Duration Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Wisdom Short Duration Income Fund (the “Short Duration Fund”) seeks to preserve capital and provide liquidity while generating an optimal level of risk managed income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Short Duration Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Short Duration Fund. Future expenses may be greater or less. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Short Duration Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Short Duration Fund's performance. The Short Duration Fund’s portfolio turnover rate is only shown once the Short Duration Fund has completed its first fiscal year of operations.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Short Duration Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Short Duration Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Short Duration Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Short Duration Fund invests primarily in various types of fixed income securities of varying maturities and credit quality The Short Duration Fund seeks value across different sectors and geographies using a wide range of instruments to capitalize on investment opportunities to maximize current income and provide low volatility.

The types of fixed income instruments in which the Short Duration Fund will invest in bonds, debt securities, and other similar instruments issued by U.S. and foreign public- or private-sector entities. Such instruments include investment grade fixed income securities, below investment grade fixed income securities (commonly known as junk bonds or high-yield debt), commercial paper, agency mortgage-backed securities, and floating rate securities. In addition, the Short Duration Fund may invest up to 20% of its net assets in asset-backed securities that are rated investment grade or of similar quality as determined by the Short Duration Fund’s adviser. The Short Duration Fund intends to generally invest 15% or less of its net assets in below investment grade fixed income securities. Below investment grade fixed income securities are those rated below Baa3 by Moody’s Investors Service or equivalently by another nationally recognized statistical rating organization.

Under normal circumstances, the Short Duration Fund seeks to maintain a duration of one year or less, although under certain market conditions, such as in periods of significant volatility in interest rates and spreads, the Short Duration Fund’s duration may be longer than one year. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Short Duration Fund may invest up to 50% of its total assets in securities denominated in foreign currencies, including emerging markets, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Short Duration Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging markets. The Short Duration Fund will normally limit its foreign currency exchange exposure to 10% of its total assets.

The Fund may employ derivatives to hedge the Fund’s interest rate risk and foreign currency risk. Interest rate risk will be hedged through the use of treasury and bond futures and foreign currency risk will be hedged with cross currency swaps, interest rate swaps and credit default swaps.

The Short Duration Fund expects to engage in active and frequent trading of its portfolio securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks: As with all mutual funds, the Short Duration Fund’s shares may appreciate or depreciate in price; and there is the risk that you could lose money through your investment in the Short Duration Fund. Many factors affect the Short Duration Fund's net asset value and performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Short Duration Fund is new and therefore no performance information is presented for the Short Duration Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting the Short Duration Fund’s website at www.spendlifewiselyfunds.com or by calling 1-866-458-4744.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-458-4744
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.spendlifewiselyfunds.com
FUND SUMMARY: Wisdom Short Duration Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	there is the risk that you could lose money through your investment in the Short Duration Fund
FUND SUMMARY: Wisdom Short Duration Income Fund | Investment Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•	Asset-Backed Securities Risk. Asset-backed securities are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity. The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans. During periods of declining interest rates, prepayment rates usually increase, and the Short Duration Fund may have to reinvest prepayment proceeds at a lower interest rate.

•	Counterparty Risk. The Short Duration Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.

•	Credit Risk. The issuer of a fixed income security may not be able to make interest or principal payments when due. Generally, the lower the credit rating of a security, the greater the risk is that the issuer will default on its obligation.

•	Cybersecurity Risk. Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or shareholder data (including private shareholder information), or proprietary information, cause the Short Duration Fund or its service providers (including, but not limited to, the Short Duration Fund’s investment adviser, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent Fund investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the Short Duration Fund or their investment in the Short Duration Fund. Cybersecurity incidents may result in financial losses to the Short Duration Fund and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.

•	Derivatives Risk. The Short Duration Fund may use futures and swaps to or hedge against interest rate risk and foreign currency risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

•	Emerging Market Risk. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

•	Extension Risk. The Short Duration Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as mortgage-backed securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.

•	Financial Sector Risk. Performance of companies in the financial sector may be adversely impacted by higher borrower default rates, changes in interest rates, leverage, and increased government regulation.

•	Fixed Income Risk. The value of the Short Duration Fund’s investments in fixed income securities and derivatives will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and derivatives owned by the Short Duration Fund. On the other hand, if rates fall, the value of the fixed income securities and derivatives generally increases. Your investment will decline in value if the value of the Short Duration Fund’s investments decreases.

•	Floating Rate Risk. Changes in short-term market interest rates will directly affect the yield on investments in floating rate debt. If short-term market interest rates fall, the yield on the Short Duration Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Short Duration Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. This contrasts with the Short Duration Fund’s investments in fixed rate instruments, where a rise in interest rates generally causes values to fall.

•	Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

•	Foreign Currency Risk. Currency market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad. Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. This risk could include the country issuing a new currency, effectively making the “old” currency worthless.

•	Futures Risk. The Short Duration Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying asset. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Short Duration Fund. This risk could cause the Short Duration Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

•	Geographic Concentration Risk. To the extent that the Short Duration Fund invests a significant portion of its assets in a particular country or geographic region, the Short Duration Fund will generally have more exposure to certain risks due to possible political, economic, social, or regulatory events in that country or region. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on the Short Duration Fund’s performance.

•	Government-Sponsored Entities Risk. The Short Duration Fund invests in securities issued or guaranteed by government-sponsored entities, but these securities may not be guaranteed or insured by the U.S. government and may only be supported by the credit of the issuing agency.

•	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, are speculative and present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Short Duration Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Short Duration Fund’s share price.

•	Interest Rate Risk. Fixed income securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall.

Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes although they usually offer higher yields to compensate investors for the greater risks. The longer the maturity of the security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates and long-term securities tend to react to changes in long-term interest rates.

•	Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

•	Limited History of Operations Risk and New Adviser Risk. The Short Duration Fund and its adviser are each newly-formed and have no history of operations for investors to evaluate. As a result, investors do not have a track record from which to judge the adviser, and the adviser may not achieve the intended result in managing the Short Duration Fund.

•	Leverage Risk. Derivatives have embedded leverage, which will magnify the Short Duration Fund’s gains or losses, making returns more volatile.

•	Management Risk. The value of your investment may go down if the investment adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Short Duration Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

•	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Short Duration Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Short Duration Fund. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide.

It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Short Duration Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

•	Mortgage-Backed Securities Risk. Mortgage-backed securities are classified generally as either commercial mortgage-backed securities or residential mortgage-backed securities, each of which is subject to certain specific risks. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. These risks may reduce the Short Duration Fund’s returns. In addition, investments in mortgage-backed securities may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

•	Portfolio Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs.

•	Prepayment Risk. The risk that, during periods of falling interest rates, certain debt obligations may be paid off quicker than originally anticipated, which may cause the Short Duration Fund to reinvest its assets in securities with lower yields, resulting in a decline in the Short Duration Fund’s income or return potential.

•	Sector Risk. The Short Duration Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Short Duration Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

•	Sovereign Debt Risk. The Short Duration Fund may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered relatively low risk. However, investments in foreign sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Short Duration Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Short Duration Fund invests in foreign sovereign debt it may be subject to currency risk.
•	Swaps Risk. These risks include (i) the risk that the counterparty to a swap transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Short Duration Fund. The use of leverage may also cause the Short Duration Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Short Duration Fund’s potential for loss and, therefore, amplify the effects of market volatility on a Fund’s share price.

•	Valuation Risk. The risk that one or more of the fixed-income securities in which the Short Duration Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. Valuation may also be affected by changes in the issuer’s financial strength, the market’s perception of such strength, or in the credit rating of the issuer or the security.

FUND SUMMARY: Wisdom Short Duration Income Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.05%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.52%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 161
FUND SUMMARY: Wisdom Short Term Government Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Wisdom Short Term Government Fund (the “Government Fund”) seeks to provide current income consistent with liquidity and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Government Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Government Fund. Future expenses may be greater or less. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Government Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Government Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Government Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Government Fund will invest in (i) cash or cash equivalents such as commercial paper; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully (i.e., backed by cash or government securities).

The Government Fund will invest in high-quality, short-term money market instruments that present minimal credit risks, as determined by the Government Fund’s adviser. The Government Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and maintain a dollar-weighted average portfolio life (portfolio maturity measured without reference to any maturity shortening provisions of adjustable rate securities by reference to their interest rate reset dates) of 180 days or less.

Under normal circumstances, the Government Fund will invest at least 80% of its assets (net assets plus the amount of any borrowing for investment purposes) in securities issued or guaranteed by the U.S. Treasury and/or repurchase agreements that are fully collateralized by securities issued or guaranteed by the U.S. Treasury. The Government Fund will notify shareholders at least 60 days in advance of any change in this investment policy.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Government Fund is new and therefore no performance information is presented for the Government Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting the Government Fund’s website at www.spendlifewiselyfunds.com or by calling 1-866-458-4744.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-458-4744
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.spendlifewiselyfunds.com
FUND SUMMARY: Wisdom Short Term Government Fund | Investment Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•	Collateral Risk. With respect to collateral received in repurchase transactions or other investments, the Government Fund may have significant exposure to government agencies not secured by the full faith and credit of the United States. Such exposure, depending on market conditions, could have a negative impact on the Government Fund, including minimizing the value of any collateral.

•	Credit Risk. The issuer of a fixed income security may not be able to make interest or principal payments when due. Generally, the lower the credit rating of a security, the greater the risk is that the issuer will default on its obligation.

Cybersecurity Risk. Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or shareholder data (including private shareholder information), or proprietary information, cause the Government Fund or its service providers (including, but not limited to, the Government Fund’s investment adviser, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent Fund investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the Government Fund or their investment in the Government Fund. Cybersecurity incidents may result in financial losses to the Government Fund and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.

•	Extension Risk. The Government Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as mortgage-backed securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.

•	Government Securities Risk. The Government Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

•	Interest Rate Risk. Fixed income securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes although they usually offer higher yields to compensate investors for the greater risks. The longer the maturity of the security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates and long-term securities tend to react to changes in long-term interest rates.

•	Limited History of Operations Risk and New Adviser Risk. The Government Fund and its adviser are each newly-formed and have no history of operations for investors to evaluate. As a result, investors do not have a track record from which to judge the adviser, and the adviser may not achieve the intended result in managing the Government Fund.

•	Management Risk. The value of your investment may go down if the investment adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Government Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

•	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Government Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions.

The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Government Fund. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Government Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

•	Repurchase Agreement Risk. The Government Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Government Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash, U.S. Government securities or securities of U.S. Government agencies or instrumentalities.

FUND SUMMARY: Wisdom Short Term Government Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.05%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 28
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 109

[1]	Other expenses are based on estimated amounts for the current fiscal year and are calculated as a percentage of the Short Duration Fund’s net assets.
[2]	The Short Duration Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until December 31,2025, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any Rule 12b-1 distribution and/or shareholder servicing fees, front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes or extraordinary expenses such as litigation) will not exceed 0.40% of average daily net assets. Fee waivers and expense reimbursements are subject to possible recoupment from the Short Duration Fund in future years on a rolling three year basis (within the three years from the date or the month that the fees have been waived or reimbursed) if the Fund is able to make the repayment without exceeding the expense limitation in place at the time of waiver or the current expense limitation and the repayment is approved by the Board. This agreement may be terminated only by the Short Duration Fund's Board of Trustees, on 60 days’ written notice to the adviser.
[3]	Other expenses are based on estimated amounts for the current fiscal year and are calculated as a percentage of the Government Fund’s net assets.
[4]	The Government Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until December 31, 2025, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any Rule 12b-1 distribution and/or shareholder servicing fees, front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes or extraordinary expenses such as litigation) will not exceed 0.22% of average daily net assets. Fee waivers and expense reimbursements are subject to possible recoupment from the Government Fund in future years on a rolling three year basis (within the three years from the date or the month that the fees have been waived or reimbursed) if the Fund is able to make the repayment without exceeding the expense limitation in place at the time of waiver or the current expense limitation and the repayment is approved by the Board. This agreement may be terminated only by the Government Fund's Board of Trustees, on 60 days’ written notice to the adviser.